Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,537,281	$ 9,307,212	$ 8,261,197
PEO Actually Paid Compensation Amount	18,179,329	4,152,980	22,288,540
Non-PEO NEO Average Total Compensation Amount	1,811,034	1,523,629	1,433,954
Non-PEO NEO Average Compensation Actually Paid Amount	2,678,398	1,061,924	2,290,770
Total Shareholder Return Amount	151	128	145
Peer Group Total Shareholder Return Amount	101.74	139.01	116.02
Net Income (Loss)	$ 130	$ 50	$ (48)
Company Selected Measure Amount	348	228	192
PEO Name	Mr. Sachin S.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | ChangeInPensionValueAndNonQualifiedDeferredCompensationEarningsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Deductions For Amounts Reported Under Stock Awards Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,999,953)	(6,499,949)	(5,795,378)
PEO [Member] | Pension Adjustment Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Inclusion For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,642,001	1,345,717	19,822,721
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,013,070	4,994,925	15,113,871
PEO [Member] | Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,754,492	(3,675,719)	5,814,504
PEO [Member] | Change in Fair Value (Date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,125,561)	26,511	(1,105,654)
PEO [Member] | Fair value at last day [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | ChangeInPensionValueAndNonQualifiedDeferredCompensationEarningsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(95,037)
Non-PEO NEO [Member] | Deductions For Amounts Reported Under Stock Awards Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(801,739)	(695,033)	(501,984)
Non-PEO NEO [Member] | Pension Adjustment Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Inclusion For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,669,102	233,328	1,453,837
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,032,315	534,103	1,202,649
Non-PEO NEO [Member] | Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	715,181	(345,800)	386,019
Non-PEO NEO [Member] | Change in Fair Value (Date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,394)	45,025	(80,444)
Non-PEO NEO [Member] | Fair value at last day [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (54,387)